Commitment and Contingencies - Other Information Related to Leases (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term (in years)	5 years 8 months 12 days	6 years 7 months 6 days	7 years
Weighted average discount rate (percent)	7.00%	7.10%	7.20%